DESCRIPTION OF BUSINESS AND REORGANIZATION (Details Narrative)	Feb. 12, 2026 USD ($) $ / shares shares	Jan. 12, 2026 USD ($) $ / shares shares	Mar. 31, 2026 $ / shares	Mar. 31, 2026 HKD ($) $ / shares shares	Mar. 31, 2024 shares	Mar. 23, 2022 HKD ($) shares	Jun. 16, 1992 shares
IfrsStatementLineItems [Line Items]
Consideration transferred | $				$ 1
Par value per share | (per share)			$ 0.001	$ 0.0078
Initial public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		2,500,000
Par value per share | $ / shares		$ 0.001
Public price per share | $ / shares		$ 4.00
Net proceeds from issuance of shares | $		$ 8,566,625
Underwriters [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	375,000	375,000
Par value per share | $ / shares	$ 4.00
Net proceeds from issuance of shares | $	$ 1,500,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				2,875,000	2,875,000
Boca international limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						7,000,000
Consideration transferred | $						$ 1
Percentage of shareholders						100.00%
Chan kam biu richard [member]
IfrsStatementLineItems [Line Items]
Percentage of shareholders						70.67%
Joyful star limited [member]
IfrsStatementLineItems [Line Items]
Percentage of shareholders						58.67%
Green circle limited [member]
IfrsStatementLineItems [Line Items]
Percentage of shareholders						12.00%
Joyful star limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							7,000,000